Insurance (Guarantees Related to Universal and Variable Life Contracts) (Details) - Secondary Guarantees - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Universal and Variable Life Contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 6,244	$ 6,216
Net amount at risk (6)	$ 75,304	$ 76,216
Average attained age of policyholders	64 years	63 years
Variable Life [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 3,379	$ 3,110
Net amount at risk (6)	$ 24,546	$ 26,419
Average attained age of policyholders	49 years	48 years